Consolidated shareholders’ equity - Summary of Currency Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	€ 74,040	€ 74,784	€ 68,681
Attributable to non-controlling interests	313	368	350
Total equity	74,353	75,152	69,031	[1]	€ 63,252
Reserve of exchange differences on translation
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	(31)	1,499	(865)
Attributable to non-controlling interests	(37)	(37)	(42)
Total equity	€ (68)	€ 1,462	€ (907)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.